Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity Ex Transition Period	false
Entity File Number	001-39989
Entity Registrant Name	PYROGENESIS CANADA INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	3599
Entity Address, Address Line One	1744, William St. Suite 200
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3J1R4
Country Region	1
City Area Code	514
Local Phone Number	937-0002
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	PYR
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	173,580,395
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Central Index Key	0001743344
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1232
Auditor Name	Raymond Chabot Grant Thornton LLP
Auditor Location	Montréal, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1209 Orange St.
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	P. Peter Pascali